Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.2%
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	$2,835	$2,917,246
Huntsville Public Building Authority, RB, 5.00%, 02/01/47	7,000	7,527,499

		10,444,745

Arizona — 1.6%
Arizona Industrial Development Authority, RB(a)
4.38%, 07/01/39	810	714,344
5.00%, 07/01/54	945	844,506
Series A, 5.00%, 07/01/49	1,675	1,508,112
Series A, 5.00%, 07/01/54	1,290	1,143,492
City of Mesa Arizona Utility System Revenue, RB, Series A, 5.00%, 07/01/43	6,000	6,464,976
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	1,620	1,400,017
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(a)	855	750,655
Series A, 5.00%, 09/01/42	435	455,066

		13,281,168

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	4,100	3,666,856

California — 10.0%
California Community Housing Agency, RB, M/F Housing(a)
3.00%, 08/01/56	380	250,126
Series A, 5.00%, 04/01/49	645	564,369
California Enterprise Development Authority, RB, 8.00%, 11/15/62(a)	1,250	1,239,548
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/23(b)	2,965	2,974,245
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	5,040	5,094,467
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.50%, 05/15/47	2,000	2,195,062
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	430	297,409
CSCDA Community Improvement Authority, RB, M/F Housing(a)
5.00%, 09/01/37	320	308,156
4.00%, 10/01/56	470	381,090
4.00%, 12/01/56	495	355,252
Series A, 4.00%, 06/01/58	2,955	2,305,831
Senior Lien, 3.13%, 06/01/57	1,780	1,224,019
Series A, Senior Lien, 4.00%, 12/01/58	2,555	1,977,225
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	4,071,392
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,590,510
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, 6.25%, 08/01/43(d)	3,975	3,931,390
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	7,620	4,169,496

Security	Par (000)	Value

California (continued)
Poway Unified School District, Refunding GO(c)
0.00%, 08/01/35	$7,820	$5,257,104
Series B, 0.00%, 08/01/36	10,000	6,248,030
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	4,688,656
Series C, Election 2004, 0.00%, 08/01/38	12,940	7,183,835
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(b)(c)	8,765	4,475,872
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,780,532
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	14,944,244
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,019
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	4,117,388

		84,635,267

Colorado — 4.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.25%, 12/01/43	5,835	6,106,292
Series D, AMT, 5.75%, 11/15/37	5,000	5,814,580
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 4.00%, 11/15/46	11,820	11,623,930
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	2,530	2,384,047
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	3,365	2,975,632
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,633,010
5.25%, 11/01/52	2,750	2,889,497
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,522,292
STC Metropolitan District No. 2, Refunding GO
Series A, 5.00%, 12/01/38	1,285	1,208,722
Series A, 5.00%, 12/01/49	1,000	880,326

		38,038,328

Connecticut — 0.0%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)	390	305,935

District of Columbia — 0.2%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.13%, 07/15/47	1,890	1,877,942

Florida — 17.5%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	4,535	4,601,755
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	5,000	4,843,220
Capital Trust Agency, Inc., RB(a)
5.00%, 01/01/55	1,640	1,250,165
Series A, 5.00%, 06/01/55	1,475	1,209,881
Series A, 5.50%, 06/01/57	500	442,531
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,250,256
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,765	8,990,620
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	3,655	3,741,262

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/40	$3,290	$1,530,837
Series A, 0.00%, 09/01/42	1,150	462,788
Series A, 0.00%, 09/01/45	2,000	651,544
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/40	3,000	3,049,296
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	538,950
Series B, AMT, 5.00%, 10/01/40	9,365	9,637,109
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/48	1,750	1,898,743
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 10/01/44	9,500	9,414,186
County of Miami-Dade Seaport Department, ARB(b)
Series A, 6.00%, 10/01/23	5,695	5,758,636
Series B, AMT, 6.00%, 10/01/23	3,685	3,719,303
Series B, AMT, 6.25%, 10/01/23	1,165	1,177,029
County of Miami-Dade Seaport Department, Refunding RB, Series B-2, AMT, Subordinate, 4.00%, 10/01/50	3,500	3,139,003
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	7,790	8,168,134
(AGM), 5.75%, 09/01/54	1,400	1,546,031
Florida Development Finance Corp., RB(a)
6.50%, 06/30/57	1,085	1,073,116
AMT, 5.00%, 05/01/29	1,500	1,403,843
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	820	660,904
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/34	5,060	5,495,266
Series A, AMT, 5.00%, 10/01/49	2,670	2,767,663
Sub-Series A, AMT, 5.00%, 10/01/42	4,760	4,922,245
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,500	2,626,468
LT Ranch Community Development District, SAB
4.00%, 05/01/40	1,415	1,226,549
4.00%, 05/01/50	2,000	1,575,854
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	14,360	14,651,824
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	1,675	1,733,260
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,550	1,602,647
5.00%, 08/01/47	4,590	4,745,904
Palm Beach County School District, COP, Series B, 5.25%, 08/01/40	8,000	9,101,928
Parker Road Community Development District, Refunding SAB
3.88%, 05/01/40	900	767,533
4.10%, 05/01/50	1,000	801,878
School District of Broward County, GO, 5.00%, 07/01/46	5,000	5,528,995
Seminole Improvement District, RB
5.00%, 10/01/32	230	227,077
5.30%, 10/01/37	260	258,312

Security	Par (000)	Value

Florida (continued)
Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	$4,630	$4,894,544
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,730	1,691,762
Westside Community Development District, Refunding SAB(a)
4.10%, 05/01/37	640	578,083
4.13%, 05/01/38	630	565,372

		148,922,306

Georgia — 0.7%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(a)	630	564,712
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	1,105	1,106,697
Series A, 5.00%, 06/01/53(e)	4,195	4,418,556

		6,089,965

Hawaii — 1.0%
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	2,007,006
AMT, 5.00%, 08/01/28	1,775	1,781,070
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	5,275	5,044,240

		8,832,316

Illinois — 10.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,955	4,091,997
Series A, 5.00%, 12/01/40	1,270	1,279,883
Series A, 5.00%, 12/01/41	1,000	1,006,480
Series A, 5.00%, 12/01/47	1,115	1,097,439
Chicago Board of Education, Refunding GO, Series B, 5.00%, 12/01/36	1,300	1,324,401
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.00%, 01/01/48	1,935	1,990,877
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,664,660
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	3,250	3,251,781
Illinois Finance Authority, Refunding RB 4.00%, 08/15/41	1,750	1,712,823
Series C, 5.00%, 08/15/44	985	992,419
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	2,930	3,038,577
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	13,062,260
Series A, (NPFGC), 0.00%, 12/15/34	41,880	25,922,589
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	3,485,036
State of Illinois, GO
5.25%, 02/01/33	5,860	5,919,004
5.50%, 07/01/33	2,235	2,243,118
5.25%, 02/01/34	5,360	5,419,635
5.50%, 07/01/38	1,200	1,204,631
Series B, 5.25%, 05/01/43	1,640	1,772,176

		87,479,786

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.7%
Indiana Finance Authority, RB
1st Lien, 4.00%, 10/01/51	$2,025	$1,914,012
Series A, AMT, 5.00%, 07/01/23(b)	3,825	3,832,662

		5,746,674

Kentucky — 1.2%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(a)	475	437,141
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.60%, 07/01/39(d)	8,225	9,375,423

		9,812,564

Louisiana — 0.7%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/48	1,200	1,130,451
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	4,846,254

		5,976,705

Maryland — 0.3%
Maryland Health & Higher Educational Facilities
Authority, RB, Series B, 4.00%, 04/15/50	2,815	2,698,301

Massachusetts — 2.6%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	10,000	11,310,680
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	9,720	9,750,881
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,140	1,077,010

		22,138,571

Michigan — 5.9%
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	1,600	1,708,030
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	2,335	2,477,470
Series A, 5.00%, 07/01/48	4,000	4,216,848
Michigan Finance Authority, RB
4.00%, 02/15/47	1,855	1,759,195
Series S, 5.00%, 11/01/44	5,590	5,708,463
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	2,410	2,479,955
Series I, 4.00%, 10/15/46	5,980	5,824,711
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	8,553,643
Michigan State University, Refunding RB, Series B, 4.00%, 02/15/39	2,125	2,132,792
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	1,915,562
AMT, 5.00%, 12/31/43	9,940	10,073,415
State of Michigan Trunk Line Revenue, RB, Series B, 4.00%, 11/15/45	2,500	2,468,330
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(b)	1,080	1,090,166

		50,408,580

Security	Par (000)	Value

Minnesota — 0.4%
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	$3,375	$3,685,902

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	380	334,205
4.00%, 06/01/44	1,015	849,992

		1,184,197

New Jersey — 8.5%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	2,320	2,398,748
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/27(b)	590	645,800
Series WW, 5.00%, 06/15/25(b)	3,205	3,344,267
Series WW, 5.25%, 06/15/25(b)	1,470	1,542,109
AMT, 5.13%, 01/01/34	1,930	1,937,880
AMT, 5.38%, 01/01/43	4,920	4,931,060
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,885,811
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,194,884
Series AA, 5.25%, 06/15/33	4,150	4,158,794
Series AA, 5.00%, 06/15/38	3,990	4,074,305
Series AA, 5.50%, 06/15/39	5,625	5,639,400
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25(c)	8,550	7,895,771
Series D, 5.00%, 06/15/32	1,825	1,880,057
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	5,884,840
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,265	5,749,785
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,000	4,117,568
Series A, 5.25%, 06/01/46	8,535	8,891,908
Sub-Series B, 5.00%, 06/01/46	2,675	2,653,857

		71,826,844

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	371,352

New York — 12.5%
City of New York, GO
Series B, 5.25%, 10/01/42	2,500	2,842,332
Series C, 5.00%, 08/01/43	2,585	2,817,169
Series D-1, 5.25%, 05/01/42	1,155	1,309,696
Sub-Series F-1, 5.00%, 04/01/43	6,000	6,385,362
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.25%, 11/15/57	4,000	4,098,912
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	3,825	3,783,105
Series DD, 4.13%, 06/15/47	5,035	4,971,866
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A1, 5.00%, 08/01/38	2,500	2,699,588
Series E-1, 4.00%, 02/01/42	3,325	3,349,282

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series E-1, 4.00%, 02/01/46	$1,930	$1,898,966
Series C-1, Subordinate, 4.00%, 02/01/42	8,000	8,064,816
Series C-1, Subordinate, 4.00%, 02/01/43	8,355	8,342,225
Series F-1, Subordinate, 4.00%, 02/01/38	1,700	1,742,089
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(a)	3,055	2,947,418
Series A, 2.88%, 11/15/46	3,120	2,215,980
Series A, (BAM-TCRS), 3.00%, 11/15/51	7,430	5,211,640
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/42	1,160	1,165,942
Series E, 5.00%, 03/15/40	480	518,682
Series E, 4.00%, 03/15/46	1,825	1,783,107
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	8,300	8,320,692
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,275	3,438,036
Port Authority of New York & New Jersey, ARB, AMT, 4.00%, 09/01/43	3,000	2,889,969
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,717,957
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	10,090	9,861,714
Series A, 5.00%, 05/15/48	1,325	1,455,779
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	10,000	11,025,430

		105,857,754

Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	16,775	15,631,264
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	4,500	4,642,357
County of Montgomery Ohio, RB, 5.45%, 11/13/23(b)	11,135	11,271,170

		31,544,791

Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,800	1,451,573
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	2,400	2,649,533

		4,101,106

Pennsylvania — 6.9%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	255	197,486
4.00%, 07/01/51	150	110,255
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	426,911
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	7,115	7,265,546
AMT, 5.00%, 12/31/38	6,850	6,904,848
AMT, 5.00%, 06/30/42	8,805	8,828,122
AMT, 5.75%, 06/30/48	1,645	1,787,258

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	$5,000	$4,820,115
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	6,075	6,129,736
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	1,827,817
Series A-1, 5.00%, 12/01/41	2,320	2,402,007
Series B, 5.00%, 12/01/40	4,920	5,075,693
Series C, 5.50%, 12/01/23(b)	1,565	1,585,264
Sub-Series B-1, 5.00%, 06/01/42	7,330	7,585,362
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.00%, 12/01/40	2,165	2,222,230
Series B, 5.25%, 12/01/44	1,500	1,661,592

		58,830,242

Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	1,334	1,252,414
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(c)	13,259	3,605,294
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	2,007	1,930,058
Series A-2, Restructured, 4.78%, 07/01/58	214	198,210
Series A-2, Restructured, 4.33%, 07/01/40	2,372	2,203,327
Series B-1, Restructured, 4.75%, 07/01/53	1,302	1,217,267
Series B-1, Restructured, 5.00%, 07/01/58	15,757	15,167,231
Series B-2, Restructured, 4.33%, 07/01/40	12,433	11,533,709
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,170,223

		38,277,733

South Carolina — 4.6%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/40(a)	2,630	2,475,874
5.00%, 11/01/43	5,000	5,210,255
7.50%, 08/15/62(a)	1,290	1,248,899
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(b)	6,530	6,757,545
South Carolina Public Service Authority, RB
Series A, 4.00%, 12/01/43	3,000	2,741,799
Series A, 5.50%, 12/01/54	11,450	11,553,668
South Carolina Public Service Authority, Refunding RB
5.00%, 12/01/38	5,870	5,896,714
Series B, 5.00%, 12/01/51	3,000	3,078,741

		38,963,495

Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	4,665	4,556,525
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.50%, 07/01/41	1,875	2,073,200
Series B, AMT, 5.50%, 07/01/42	2,000	2,203,036

		8,832,761

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 9.4%
Arlington Higher Education Finance Corp., RB(a)
7.50%, 04/01/62	$1,420	$1,507,303
7.88%, 11/01/62	1,195	1,228,969
City of El Paso Texas Water & Sewer Revenue, Refunding RB, Series A, 4.00%, 03/01/44	5,590	5,467,641
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,295	1,295,308
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	721,886
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	702,963
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Junior Lien, 5.00%, 02/01/44	4,500	4,868,861
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,745	2,775,140
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	470	462,551
Galveston Independent School District, GO, (PSF), 4.00%, 02/01/47	8,075	7,898,997
Houston Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	10,000	10,550,650
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(b)(c)	9,685	4,774,008
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(b)(c)	5,810	3,302,410
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	1,385	1,206,947
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/39	9,080	9,634,988
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	1,025	988,444
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	960	874,396
Series A, 5.00%, 07/01/53	1,180	1,228,243
Series B, 5.00%, 07/01/34	5,000	5,464,805
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	2,095	2,118,870
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	716,075
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	3,630	3,667,084
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	3,335	3,812,142
Texas Water Development Board, RB, Series B, 4.00%, 10/15/43	4,315	4,335,177

		79,603,858

Utah — 1.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	3,475	3,659,776
Series A, AMT, 5.00%, 07/01/43	3,490	3,596,201
Series A, AMT, 5.00%, 07/01/48	3,140	3,204,650
Intermountain Power Agency, Refunding RB, Series A, 5.00%, 07/01/44	5,000	5,490,035

Security	Par (000)	Value

Utah (continued)
Utah Charter School Finance Authority, RB(a)
Series A, 5.00%, 06/15/39	$190	$178,357
Series A, 5.00%, 06/15/49	380	337,078

		16,466,097

Virginia — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,842,994

Washington — 1.1%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,555,986
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.00%, 08/15/41	5,000	4,794,720

		9,350,706

Wisconsin — 3.3%
Public Finance Authority, RB
5.00%, 10/15/51(a)	650	567,299
Class A, 4.25%, 06/15/31(a)	270	251,263
Class A, 5.00%, 06/15/41(a)	895	795,922
Class A, 5.00%, 06/15/51(a)	590	487,823
Class A, 6.00%, 06/15/52	450	430,075
Class A, 6.13%, 06/15/57	505	486,140
Public Finance Authority, Refunding RB(a) 5.00%, 09/01/39	100	84,007
5.00%, 09/01/49	145	113,170
5.00%, 09/01/54	660	505,974
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	7,350	7,682,352
4.00%, 12/01/46	5,130	4,844,167
4.00%, 12/01/51	3,000	2,788,107
Series A, 5.00%, 11/15/36	8,955	9,286,523

		28,322,822

Total Municipal Bonds — 117.7% (Cost: $981,924,168)		1,000,418,663

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Alabama — 1.4%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	12,124,396

Arizona — 1.1%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	8,913,283

California — 2.6%
Los Angeles Unified School District, GO, Series QRR, 5.25%, 07/01/47	9,750	11,012,976
State of California, Refunding GO, 5.00%, 04/01/45	10,500	11,418,719

		22,431,695

Florida — 3.0%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,908,890
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,622,619

		25,531,509

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 7.6%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Second Lien, (BAM), 5.00%, 12/01/46	$10,000	$10,531,525
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	20,870,990
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,833	5,835,785
Series A, 5.00%, 01/01/40	7,631	7,854,937
Series A, 5.00%, 01/01/44	8,000	8,547,432
Series A, 5.00%, 01/01/46	10,470	11,277,928

		64,918,597

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.25%, 01/01/44	10,000	10,939,785

Michigan — 1.9%
Michigan State Housing Development Authority, RB, S/F Housing, Series D, 5.50%, 06/01/53	5,260	5,643,333
Michigan State University, RB, Series B, 5.00%, 02/15/48	10,000	10,642,205

		16,285,538

Nebraska — 1.1%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/47	8,975	9,702,625

New Jersey — 1.3%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	10,000	10,913,483

New York — 10.6%
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/35	4,740	4,875,681
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	12,040	13,577,761
Series D-1, 5.50%, 11/01/45	5,900	6,819,869
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	10,488,277
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	14,280	14,293,987
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,743,165
5.00%, 03/15/43	10,000	11,132,635
5.00%, 03/15/44	8,280	9,176,000
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.25%, 05/15/47	9,810	11,069,413

		90,176,788

Ohio — 1.9%
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,680,595

Security	Par (000)	Value

Texas — 1.2%
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	$9,480	$10,236,997

Washington — 5.0%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	15,500	15,946,478
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	10,665	11,618,265
State of Washington, GO, Series A-3, 5.00%, 08/01/47	13,395	14,753,263

		42,318,006

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.0% (Cost: $328,698,391)		340,173,297

Total Long-Term Investments — 157.7% (Cost: $1,310,622,559)		1,340,591,960

	Shares

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(g)(h)	23,338,156	23,335,823

Total Short-Term Securities — 2.8% (Cost: $23,334,138)		23,335,823

Total Investments — 160.5% (Cost: $1,333,956,697)		1,363,927,783

Other Assets Less Liabilities — 1.4%		12,419,336

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(170,184,007)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (41.9)%		(356,115,698)

Net Assets Applicable to Common Shares — 100.0%		$850,047,414

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,050,831	$20,279,166	(a)	$—	$4,446	$1,380	$23,335,823	23,338,156	$261,204	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	97	06/21/23	$11,199	$(389,516)
U.S. Long Bond	129	06/21/23	17,012	(806,250)
5-Year U.S. Treasury Note	83	06/30/23	9,126	(250,221)

				$(1,445,987)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,000,418,663	$—	$1,000,418,663
Municipal Bonds Transferred to Tender Option Bond Trusts	—	340,173,297	—	340,173,297
Short-Term Securities
Money Market Funds	23,335,823	—	—	23,335,823

	$23,335,823	$1,340,591,960	$—	$1,363,927,783

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,445,987)	$—	$—	$(1,445,987)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(168,603,926)	$—	$(168,603,926)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(525,003,926)	$—	$(525,003,926)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	8